GE LIFE & ANNUITY SEPARATE ACCOUNT II

Financial Statements

(Unaudited)

June 30, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT II

For the six months ended June 30, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities

June 30, 2002
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
Assets
Investments in GE Investments Funds, Inc., at market value (note 2):
S&P 500® Index Fund (592,473 shares; cost — $13,698,951)	$10,877,810	—	—	—	—	—	—	—	—	—	—	—
Money Market Fund (11,036,877 shares; cost — $11,036,877)	—	11,036,877	—	—	—	—	—	—	—	—	—	—
Total Return Fund (130,042 shares; cost — $1,970,507)	—	—	1,791,980	—	—	—	—	—	—	—	—	—
International Equity Fund (58,598 shares; cost — $606,450)	—	—	—	465,851	—	—	—	—	—	—	—	—
Real Estate Securities Fund (71,622 shares; cost — $997,740)	—	—	—	—	1,135,929	—	—	—	—	—	—	—
Global Income Fund (18,290 shares; cost — $178,072)	—	—	—	—	—	186,189	—	—	—	—	—	—
Mid-Cap Value Equity Fund (101,013 shares; cost — $1,597,797)	—	—	—	—	—	—	1,580,860	—	—	—	—	—
Income Fund (73,099 shares; cost — $899,272)	—	—	—	—	—	—	—	931,280	—	—	—	—
U.S. Equity Fund (35,951 shares; cost — $1,253,861)	—	—	—	—	—	—	—	—	1,033,229	—	—	—
Premier Growth Equity Fund (16,098 shares; cost — $1,205,061)	—	—	—	—	—	—	—	—	—	989,040	—	—
Value Equity Fund (304,873 shares; cost — $123,818)	—	—	—	—	—	—	—	—	—	—	114,091	—
Small-Cap Value Equity Fund (207,156 shares; cost — $258,981)	—	—	—	—	—	—	—	—	—	—	—	260,748
Dividends Receivable	—	—	—	—	—	—	—	—	—	—		—
Receivable from affiliate (note 4)	407	2,225	—	13	—	9	—	26	64	26	—	—
Receivable for units sold	19,105	—	411	—	3,502	—	1,388	126	428	1,352	—	275

Total assets	10,897,322	11,039,102	1,792,391	465,864	1,139,431	186,198	1,582,248	931,432	1,033,721	990,418	114,091	261,023

Liabilities
Accrued expenses payable to affiliate (note 4)	2,005	637	16,870	953	1,557	1,006	1,416	4,674	60	57	7	14
Payable for units withdrawn	14	8,604	—	277	63	8	15	460	14	21	197	22

Total liabilities	2,019	9,241	16,870	1,230	1,620	1,014	1,431	5,134	74	78	204	36

Net assets attributable to variable life policyholders	$10,895,303	11,029,861	1,775,521	464,634	1,137,811	185,184	1,580,817	926,298	1,033,647	990,340	113,887	260,987

Outstanding units: Type I (note 5)	90,016	156,069	30,503	9,547	23,403	5,053	20,411	35,176	7,645	20,807	—	—

Net asset value per unit: Type I	$42.64	19.40	38.06	12.48	23.66	11.12	17.36	12.76	10.15	8.85	—	—

Outstanding units: Type II (note 5)	165,440	412,476	16,147	27,683	24,687	11,601	70,040	37,410	94,069	90,846	12,297	19,041

Net asset value per unit: Type II	$42.64	19.40	38.06	12.48	23.66	11.12	17.36	12.76	10.15	8.85	8.26	11.95

Outstanding units: Type III (note 5)	289	10	—	—	—	—	1,036	9	135	241	1,299	3,266

Net asset value per unit: Type III	$9.12	10.06	—	—	—	—	10.21	10.17	9.29	9.16	9.48	10.24

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/ VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
Assets
Investments in Oppenheimer Variable Account Funds, at market value (note 2):
Bond Fund/VA (105,423 shares; cost — $1,168,460)	$1,119,591	—	—	—	—	—	—
Capital Appreciation Fund/VA (153,066 shares; cost — $5,683,879)	—	4,501,683	—	—	—	—	—
Aggressive Growth Fund/VA (107,460 shares; cost — $5,493,926)	—	—	3,599,904	—	—	—	—
High Income Fund/VA (378,900 shares; cost — $3,643,888)	—	—	—	2,811,440	—	—	—
Multiple Strategies Fund/VA (96,517 shares; cost — $1,506,828)	—	—	—	—	1,318,420	—	—
Investments in Oppenheimer Variable Account Funds — Class 2 Shares, at market value (note 2):
Global Securities Fund/VA (11,251 shares; cost — $256,309)	—	—	—	—	—	236,721	—
Main Street Growth & Income Fund/VA (17,215 shares; cost — $323,403)	—	—	—	—	—	—	301,083
Dividends Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	20	—	—	—
Receivable for units sold	—	2,698	467	460	227	630	297

Total assets	1,119,591	4,504,381	3,600,371	2,811,920	1,318,647	237,351	301,380

Liabilities
Accrued expenses payable to affiliate (note 4)	1,449	742	1,212	833	1,097	14	18
Payable for units withdrawn	228	—	141	564	2,080	14	—

Total liabilities	1,677	742	1,353	1,397	3,177	28	18

Net assets attributable to variable life policyholders	$1,117,914	4,503,639	3,599,018	2,810,523	1,315,470	237,323	301,362

Outstanding units: Type I (note 5)	20,732	59,909	66,628	51,050	25,212	—	—

Net asset value per unit: Type I	$26.76	50.57	41.08	32.97	34.53	—	—

Outstanding units: Type II (note 5)	21,043	29,149	20,982	34,195	12,885	29,775	38,360

Net asset value per unit: Type II	$26.76	50.57	41.08	32.97	34.53	7.76	7.41

Outstanding units: Type III (note 5)	—	—	—	—	—	644	1,774

Net asset value per unit: Type III	$—	—	—	—	—	9.73	9.65

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	Variable Insurance Products Fund			Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II		Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III		Variable Insurance Products Fund III — Service Class 2
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Equity- Income Portfolio	Growth Portfolio	Asset Manager Portfolio	Contrafund® Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio	Growth & Income Portfolio
Assets
Investments in Variable Insurance Products Fund, at market value (note 2):
Equity-Income Portfolio (352,204 shares; cost — $7,999,196)	$7,227,216	—	—	—	—	—	—	—	—	—	—	—
Growth Portfolio (245,682 shares; cost — $9,641,241)	—	6,653,055	—	—	—	—	—	—	—	—	—	—
Overseas Portfolio (130,008 shares; cost — $2,383,407)	—	—	1,746,010	—	—	—	—	—	—	—	—	—
Investments in Variable Insurance Products Fund Service Class 2, at market value (note 2):
Equity-Income Portfolio (21,553 shares; cost — $476,444)	—	—	—	439,036	—	—	—	—	—	—	—	—
Growth Portfolio (22,153 shares; cost — $725,277)	—	—	—	—	594,814	—	—	—	—	—	—	—
Investments in Variable Insurance Products Fund II, at market value (note 2):
Asset Manager Portfolio (288,402 shares; cost — $4,509,498)	—	—	—	—	—	3,691,549	—	—	—	—	—	—
Contrafund® Portfolio (306,792 shares; cost — $6,985,845)	—	—	—	—	—	—	6,077,543	—	—	—	—	—
Investments in Variable Insurance Products Fund II — Service Class 2, at market value (note 2):
Contrafund® Portfolio (16,297 share; cost — $323,707)	—	—	—	—	—	—	—	320,559	—	—	—	—
Investments in Variable Insurance Products Fund III, at market value (note 2):
Growth & Income Portfolio (125,686 shares; cost — $1,781,622)	—	—	—	—	—	—	—	—	1,410,193	—	—	—
Growth Opportunities Portfolio (27,025 shares; cost — $475,552)	—	—	—	—	—	—	—	—	—	351,328	—	—
Investments in Variable Insurance Products Fund III — Service Class 2, at market value (note 2):
Mid Cap Portfolio (16,557 shares; cost — $318,380)	—	—	—	—	—	—	—	—	—	—	315,741	—
Growth & Income Portfolio (12,373 shares; cost — $158,736)	—	—	—	—	—	—	—	—	—	—	—	137,214
Dividends Receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	139	—	—	—	—	—
Receivable for units sold	—	1,329	953	1,413	1,231	—	736	591	—	1,007	473	59

Total assets	7,227,216	6,654,384	1,746,963	440,449	596,045	3,691,549	6,078,418	321,150	1,410,193	352,335	316,214	137,273

Liabilities
Accrued expenses payable to affiliate (note 4)	2,647	943	735	30	35	759	2,117	19	977	707	19	10
Payable for units withdrawn	10,268	—	13	15	14	1,227	118	8	1,425	1	15	—

Total liabilities	12,915	943	748	45	49	1,986	2,235	27	2,402	708	34	10

Net assets attributable to variable life policyholders	$7,214,301	6,653,441	1,746,215	440,404	595,996	3,689,563	6,076,183	321,123	1,407,791	351,627	316,180	137,263

Outstanding units: Type I (note 5)	133,391	106,372	67,011	—	—	129,705	113,389	—	27,715	13,060	—	—

Net asset value per unit: Type I	$44.75	47.22	23.30	—	—	26.63	26.41	—	12.90	9.56	—	—

Outstanding units: Type II (note 5)	27,822	34,532	7,934	48,256	94,448	8,844	116,683	39,664	81,417	23,721	33,325	18,529

Net asset value per unit: Type II	$44.75	47.22	23.30	9.12	5.73	26.63	26.41	8.00	12.90	9.56	9.41	7.36

Outstanding units: Type III (note 5)	—	—	—	32	6,440	—	—	376	—	—	258	98

Net asset value per unit: Type III	$—	—	—	9.86	8.51	—	—	10.13	—	—	10.04	9.09

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
Assets
Investments in Federated Insurance Series, at market value (note 2):
American Leaders Fund II (43,350 shares; cost — $861,362)	$752,127	—	—	—	—	—	—	—	—
High Income Bond Fund II (73,253 shares; cost — $627,678)	—	504,713	—	—	—	—	—	—	—
Utility Fund II (46,698 shares; cost — $567,578)	—	—	400,669	—	—	—	—	—	—
International Small Company Fund II (4,172 shares; cost — $22,812)	—	—	—	22,610	—	—	—	—	—
Investments in Federated Insurance Series — Service Shares, at market value (note 2):
High Income Bond Fund II (9,165 shares; cost — $69,331)	—	—	—	—	63,149	—	—	—	—
Investments in The Alger American Fund, at market value (note 2):
Alger American Small Capitalization Portfolio (99,036 shares; cost — $2,456,205)	—	—	—	—	—	1,405,319	—	—	—
Alger American Growth Portfolio (113,505 shares; cost — $5,175,043)	—	—	—	—	—	—	3,405,143	—	—
Investments in PBHG Insurance Series Fund, Inc., at market value (note 2):
PBHG Large Cap Growth Portfolio (48,315 shares; cost — $1,069,890)	—	—	—	—	—	—	—	710,231	—
PBHG Growth II Portfolio (69,344 shares; cost — $1,163,756)	—	—	—	—	—	—	—	—	649,756
Dividends Receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	19	—	—	—	46	—	17
Receivable for units sold	62	—	6	49	206	80	1,123	65	64

Total assets	752,189	504,713	400,694	22,659	63,355	1,405,399	3,406,312	710,296	649,837

Liabilities
Accrued expenses payable to affiliate (note 4)	1,007	991	371	1	5	1,068	847	1,249	967
Payable for units withdrawn	93	780	144	—	—	1,280	607	60	393

Total liabilities	1,100	1,771	515	1	5	2,348	1,454	1,309	1,360

Net assets attributable to variable life policyholders	$751,089	502,942	400,179	22,658	63,350	1,403,051	3,404,858	708,987	648,477

Outstanding units: Type I (note 5)	20,675	16,821	13,756	—	—	101,389	95,211	18,993	20,991

Net asset value per unit: Type I	$15.83	14.19	13.09	—	—	7.59	15.96	14.52	9.19

Outstanding units: Type II (note 5)	26,772	18,623	16,815	3,792	6,799	83,466	118,126	29,835	49,573

Net asset value per unit: Type II	$15.83	14.19	13.09	5.83	9.18	7.59	15.96	14.52	9.19

Outstanding units: Type III (note 5)	—	—	—	55	96	—	—	—	—

Net asset value per unit: Type III	$—	—	—	9.98	9.75	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
Assets
Investments in Janus Aspen Series, at market value (note 2):
Aggressive Growth Portfolio (219,051 shares; cost — $7,636,932)	$3,888,151	—	—	—	—	—	—
Growth Portfolio (307,100 shares; cost — $8,023,532)	—	5,153,145	—	—	—	—	—
Worldwide Growth Portfolio (291,260 shares; cost — $9,763,683)	—	—	7,199,935	—	—	—	—
Balanced Portfolio (245,492 shares; cost — $5,789,755)	—	—	—	5,302,622	—	—	—
Flexible Income Portfolio (47,162 shares; cost — $552,196)	—	—	—	—	553,214	—	—
International Growth Portfolio (119,813 shares; cost — $3,268,654)	—	—	—	—	—	2,462,163	—
Capital Appreciation Portfolio (144,214 shares; cost — $3,773,492)	—	—	—	—	—	—	2,771,790
Dividends Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	63	133	234	191	—	91	147
Receivable for units sold	325	20,407	6,031	—	180	17,806	4,471

Total assets	3,888,539	5,173,685	7,206,200	5,302,813	553,394	2,480,060	2,776,408

Liabilities
Accrued expenses payable to affiliate (note 4)	3,012	649	922	1,282	1,335	1,131	5,322
Payable for units withdrawn	527	—	—	2,516	27	—	239

Total liabilities	3,539	649	922	3,798	1,362	1,131	5,561

Net assets attributable to variable life policyholders	$3,885,000	5,173,036	7,205,278	5,299,015	552,032	2,478,929	2,770,847

Outstanding units: Type I (note 5)	114,007	138,336	175,308	86,891	10,796	52,453	23,417

Net asset value per unit: Type I	$16.95	18.62	22.33	22.14	16.04	16.21	19.19

Outstanding units: Type II (note 5)	115,196	139,486	147,364	152,450	23,619	100,472	120,973

Net asset value per unit: Type II	$16.95	18.62	22.33	22.14	16.04	16.21	19.19

Outstanding units: Type III (note 5)	—	—	—	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio	Growth Portfolio
Assets
Investments in Janus Aspen Series — Service Shares, at market value (note 2):
Global Life Sciences Portfolio (26,193 shares; cost — $208,316)	$164,494	—	—	—	—	—	—	—
Global Technology Portfolio (37,864 shares; cost — $225,552)	—	110,923	—	—	—	—	—	—
Aggressive Growth Portfolio (9,122 shares; cost — $200,602)	—	—	159,916	—	—	—	—	—
Capital Appreciation Portfolio (8,223 shares; cost — $171,468)	—	—	—	156,899	—	—	—	—
Worldwide Growth Portfolio (10,400 shares; cost — $293,192)	—	—	—	—	255,517	—	—	—
International Growth Portfolio (7,095 shares; cost — $169,615)	—	—	—	—	—	144,669	—	—
Balanced Portfolio (42,821 shares; cost — $1,003,239)	—	—	—	—	—	—	955,770	—
Growth Portfolio (8,553 shares; cost — $177,551)	—	—	—	—	—	—	—	142,495
Dividends Receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	9	—	—	—	—	—	—	—
Receivable for units sold	3,347	2,972	255	78	92	112	1,071	—

Total assets	167,850	113,895	160,171	156,977	255,609	144,781	956,841	142,495

Liabilities
Accrued expenses payable to affiliate (note 4)	9	7	11	10	16	8	58	10
Payable for units withdrawn	27	53	18	14	14	15	—	267

Total liabilities	36	60	29	24	30	23	58	277

Net assets attributable to variable life policyholders	$167,814	113,835	160,142	156,953	255,579	144,758	956,783	142,218

Outstanding units: Type I (note 5)	6,091	10,904	—	—	—	—	—	—

Net asset value per unit: Type I	$7.66	2.98	—	—	—	—	—	—

Outstanding units: Type II (note 5)	15,553	26,545	48,451	26,501	42,404	21,382	106,858	27,390

Net asset value per unit: Type II	$7.66	2.98	3.30	5.92	5.78	5.79	8.86	5.19

Outstanding units: Type III (note 5)	233	291	28	7	1,109	2,180	1,016	7

Net asset value per unit: Type III	$8.66	7.69	9.16	9.87	9.45	9.61	9.86	9.01

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Fund Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
Assets
Investments in Goldman Sachs Variable Insurance Trust, at market value (note 2):
Growth and Income Fund (16,563 shares; cost — $166,914)	$148,075	—	—	—	—
Mid Cap Value Fund (148,937 shares; cost — $1,651,553)	—	1,793,205	—	—	—
Investments in Salomon Brothers Variable Series Fund Inc, at market value (note 2):
Strategic Bond Fund (41,899 shares; cost — $425,951)	—	—	426,954	—	—
Investors Fund (65,886 shares; cost — $887,346)	—	—	—	735,285	—
Total Return Fund (12,520 shares; cost — $130,574)	—	—	—	—	124,826
Dividends Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	9	88	16	20	—
Receivable for units sold	75	15,829	6	49	283

Total assets	148,159	1,809,122	426,976	735,354	125,109

Liabilities
Accrued expenses payable to affiliate (note 4)	9	104	25	42	7
Payable for units withdrawn	6	—	230	—	32

Total liabilities	15	104	255	42	39

Net assets attributable to variable life policyholders	$148,144	1,809,018	426,721	735,312	125,070

Outstanding units: Type I (note 5)	4,224	46,215	9,888	23,504	5,720

Net asset value per unit: Type I	$7.57	13.01	11.75	12.76	10.79

Outstanding units: Type II (note 5)	15,346	92,834	26,429	34,122	5,871

Net asset value per unit: Type II	$7.57	13.01	11.75	12.76	10.79

Outstanding units: Type III (note 5)	—	—	—	—	—

Net asset value per unit: Type III	$—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)
	Dreyfus		MFS® Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Investment Portfolios-Emerging Markets Portfolio	MFS® New Discovery Series	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® Utilities Series	OTC Fund	Premier Growth Portfolio	Growth and Income Portfolio	Quasar Portfolio
Assets
Investments in Dreyfus, at market value (note 2):
The Dreyfus Socially Responsible Growth Fund, Inc. (1,446 shares; cost — $38,550)	$31,961	—	—	—	—	—	—	—	—	—
Dreyfus Investment Portfolios–Emerging Markets Portfolio (1,794 shares; cost — $18,295)	—	18,099	—	—	—	—	—	—	—	—
Investments in MFS® Variable Insurance Trust, at market value (note 2):
MFS® New Discovery Series (11,756 shares; cost — $165,001)	—	—	144,719	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series (14,577 shares; cost — $130,925)	—	—	—	115,597	—	—	—	—	—	—
MFS® Investors Trust Series (5,535 shares; cost — $94,019)	—	—	—	—	82,588	—	—	—	—	—
MFS® Utilities Series (15,404 shares; cost — $257,950)	—	—	—	—	—	191,316	—	—	—	—
Investments in Rydex Variable Trust, at market value (note 2):
OTC Fund (2,990 shares; cost — $41,940)	—	—	—	—	—	—	29,157	—	—	—
Investments in Alliance Variable Products Series Fund, Inc., at market value (note 2):
Premier Growth Portfolio (5,573 shares; cost — $140,792)	—	—	—	—	—	—	—	109,613	—	—
Growth and Income Portfolio (40,556 shares; cost — $877,669)	—	—	—	—	—	—	—	—	745,419	—
Quasar Portfolio (3,951 shares; cost — $38,165)	—	—	—	—	—	—	—	—	—	32,756
Dividends Receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	273	445	611	—	114	47	149	1,585	232

Total assets	31,961	18,372	145,164	116,208	82,588	191,430	29,204	109,762	747,004	32,988

Liabilities
Accrued expenses payable to affiliate (note 4)	2	1	8	7	5	14	2	8	46	2
Payable for units withdrawn	14	—	15	—	4	14	—	—	11	—

Total liabilities	16	1	23	7	9	28	2	8	57	2

Net assets attributable to variable life policyholders	$31,945	18,371	145,141	116,201	82,579	191,402	29,202	109,754	746,947	32,986

Outstanding units: Type I (note 5)	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—	—	—

Outstanding units: Type II (note 5)	5,523	1,793	18,074	21,163	11,680	32,764	10,658	19,782	76,142	5,498

Net asset value per unit: Type II	$5.54	9.40	6.83	5.31	7.07	5.82	2.74	5.53	8.77	6.00

Outstanding units: Type III (note 5)	155	146	2,502	433	—	79	—	41	8,496	—

Net asset value per unit: Type III	$8.72	10.39	8.67	8.84	—	9.05	—	8.78	9.32	—

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	AIM Variable Insurance Funds			PIMCO Variable Insurance Trust
	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio
Assets
Investments in AIM Variable Insurance Funds at market value (note 2):
AIM V.I. Capital Appreciation Fund (5,432 shares; cost — $122,889)	$101,248	—	—	—	—	—	—
AIM V.I. Growth Fund (8,694 shares; cost — $141,640)	—	112,938	—	—	—	—	—
AIM V.I. Premier Equity Fund (11,109 shares; cost — $254,699)	—	—	204,407	—	—	—	—
Investments in PIMCO Variable Insurance Trust, at market value (note 2):
Foreign Bond Portfolio (1,383 shares; cost — $13,348)	—	—	—	13,564	—	—	—
Long-Term U.S. Government Portfolio (21,696 shares; cost — $228,291)	—	—	—	—	229,762	—	—
High Yield Portfolio (20,273 shares; cost — $157,645)	—	—	—	—	—	146,980	—
Total Return Portfolio (55,434 shares; cost — $552,624)	—	—	—	—	—	—	554,893
Dividends Receivable	—	—	—	31	653	885	1,707
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	75	203	74	33	794	368	296

Total assets	101,323	113,141	204,481	13,628	231,209	148,233	556,896

Liabilities
Accrued expenses payable to affiliate (note 4)	8	8	14	33	666	892	1,734
Payable for units withdrawn	14	—	14	—	—	—	—

Total liabilities	22	8	28	33	666	892	1,734

Net assets attributable to variable life policyholders	$101,301	113,133	204,453	13,595	230,543	147,341	555,162

Outstanding units: Type I (note 5)	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—

Outstanding units: Type II (note 5)	19,549	27,840	32,625	1,191	19,321	11,331	33,176

Net asset value per unit: Type II	$5.06	4.03	6.22	11.37	11.93	9.50	11.49

Outstanding units: Type III (note 5)	264	110	177	5	5	4,157	17,123

Net asset value per unit: Type III	$9.04	8.54	8.58	10.20	10.22	9.55	10.16

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	80,012	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type I (note 4)	14,511	9,805	4,104	404	1,632	166	1,099	1,462	285	631	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	25,368	25,486	2,206	1,137	1,953	329	4,136	1,451	3,862	2,856	322	560
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	—	—	—	—	5	—	—	—	6	8

Net investment income (expense)	(39,879)	44,721	(6,310)	(1,541)	(3,585)	(495)	(5,240)	(2,913)	(4,147)	(3,487)	(328)	(568)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(220,135)	—	(10,334)	(15,074)	14,943	(210)	23,619	1,274	(28,714)	(23,456)	(71)	1,366
Unrealized appreciation (depreciation) on investments	(1,419,032)	—	(80,717)	(4,080)	57,885	13,340	(24,972)	32,503	(91,898)	(100,762)	(10,108)	(3,235)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,639,167)	—	(91,051)	(19,154)	72,828	13,130	(1,353)	33,777	(120,612)	(124,218)	(10,179)	(1,869)

Increase (decrease) in net assets from operations	$(1,679,046)	44,721	(97,361)	(20,695)	69,243	12,635	(6,593)	30,864	(124,759)	(127,705)	(10,507)	(2,437)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)
	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Six months ended June 30, 2002					Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$82,185	28,136	24,479	298,116	58,928	1,000	1,283
Expenses — Mortality and expense risk charges — Type I (note 4)	1,929	12,091	10,665	6,162	3,305	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	1,809	5,954	3,219	4,108	1,595	760	761
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	—	—	—	—	6

Net investment income (expense)	78,447	10,091	10,595	287,846	54,028	240	516

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(11,197)	(110,785)	(343,807)	(54,622)	(17,373)	(473)	(652)
Unrealized appreciation (depreciation) on investments	(45,952)	(1,003,108)	(447,256)	(347,349)	(151,739)	(17,060)	(19,785)
Capital gain distributions	—	—	—	—	8,803	—	—

Net realized and unrealized gain (loss) on investments	(57,149)	(1,113,893)	(791,063)	(401,971)	(160,309)	(17,533)	(20,437)

Increase (decrease) in net assets from operations	$21,298	(1,103,802)	(780,468)	(114,125)	(106,280)	(17,293)	(19,921)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Equity-Income Portfolio	Growth Portfolio	Asset Manager Portfolio	Contrafund® Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$132,993	17,485	12,955	4,483	563	148,492	47,019
Expenses — Mortality and expense risk charges — Type I (note 4)	22,011	20,475	5,519	—	—	12,879	10,466
Expenses — Mortality and expense risk charges — Type II (note 4)	4,541	6,653	627	1,151	1,709	853	10,606
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	—	—	9	—	—

Net investment income (expense)	106,441	(9,643)	6,809	3,332	(1,155)	134,760	25,947

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(37,312)	(231,819)	(89,292)	(1,186)	(5,063)	(48,996)	(78,166)
Unrealized appreciation (depreciation) on investments	(726,819)	(1,390,614)	33,464	(36,271)	(114,553)	(439,880)	(25,593)
Capital gain distributions	156,863	—	—	5,573	—	—	—

Net realized and unrealized gain (loss) on investments	(607,268)	(1,622,433)	(55,828)	(31,884)	(119,616)	(488,876)	(103,759)

Increase (decrease) in net assets from operations	$(500,827)	(1,632,076)	(49,019)	(28,553)	(120,771)	(354,116)	(77,812)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III		Variable Insurance Products Fund III — Service Class 2
	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio	Growth & Income Portfolio
	Six months ended June 30, 2002	Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$1,636	16,702	3,892	1,271	1,624
Expenses — Mortality and expense risk charges — Type I (note 4)	—	1,249	469	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	942	3,693	883	825	460
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	—	—	—

Net investment income (expense)	694	11,760	2,540	446	1,164

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	535	(27,982)	(16,772)	998	(1,720)
Unrealized appreciation (depreciation) on investments	(5,218)	(213,059)	(40,921)	(7,846)	(20,722)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(4,683)	(241,041)	(57,693)	(6,848)	(22,442)

Increase (decrease) in net assets from operations	$(3,989)	(229,281)	(55,153)	(6,402)	(21,278)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$8,625	50,251	21,309	—	4,166	—	1,414	—	—
Expenses — Mortality and expense risk charges — Type I (note 4)	1,357	892	668	—	—	2,890	6,309	1,046	741
Expenses — Mortality and expense risk charges — Type II (note 4)	1,530	899	826	77	172	2,197	7,697	1,593	1,657
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	—	—	—	—	—	—	—

Net investment income (expense)	5,738	48,460	19,815	(77)	3,994	(5,087)	(12,592)	(2,639)	(2,398)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(10,539)	(17,297)	(17,777)	51	(169)	(121,989)	(417,786)	(27,415)	(79,155)
Unrealized appreciation (depreciation) on investments	(74,347)	(40,710)	(64,286)	(607)	(5,763)	(106,122)	(382,178)	(109,695)	(47,095)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(84,886)	(58,007)	(82,063)	(556)	(5,932)	(228,111)	(799,964)	(137,110)	(126,250)

Increase (decrease) in net assets from operations	$(79,148)	(9,547)	(62,248)	(633)	(1,938)	(233,198)	(812,556)	(139,749)	(128,648)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	29,005	60,676	13,797	11,333	10,060
Expenses — Mortality and expense risk charges — Type I (note 4)	7,378	10,005	15,389	6,637	534	3,054	1,552
Expenses — Mortality and expense risk charges — Type II (note 4)	7,185	10,186	12,292	11,943	1,261	5,912	8,380
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	—	—	—	—	—

Net investment income (expense)	(14,563)	(20,191)	1,324	42,096	12,002	2,367	128

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(580,000)	(277,574)	(266,621)	(23,898)	450	(84,933)	(163,657)
Unrealized appreciation (depreciation) on investments	(334,090)	(681,573)	(863,523)	(211,049)	2,277	(254,247)	(52,925)
Capital gain distributions	—	—	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	(914,090)	(959,147)	(1,130,144)	(234,947)	2,727	(339,180)	(216,582)

Increase (decrease) in net assets from operations	$(928,653)	(979,338)	(1,128,820)	(192,851)	14,729	(336,813)	(216,454)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio	Growth Portfolio
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	328	726	527	8,907	—
Expenses — Mortality and expense risk charges — Type I (note 4)	181	137	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	459	345	480	500	697	406	2,622	477
Expenses — Mortality and expense risk charges — Type III (note 4)	—		—	—	6	3	3	—

Net investment income (expense)	(640)	(482)	(480)	(172)	23	118	6,282	(477)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,275)	(18,866)	(4,316)	(1,235)	(3,283)	(1,242)	(1,033)	(3,636)
Unrealized appreciation (depreciation) on Investments	(35,589)	(29,582)	(24,853)	(9,525)	(28,143)	(16,826)	(39,354)	(20,937)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on Investments	(38,864)	(48,448)	(29,169)	(10,760)	(31,426)	(18,068)	(40,387)	(24,573)

Increase (decrease) in net assets from operations	$(39,504	(48,930)	(29,649)	(10,932)	(31,403)	(17,950)	(34,105)	(25,050)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Fund Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	929	—	7
Expenses — Mortality and expense risk charges — Type I (note 4)	45	1,516	202	1,083	144
Expenses — Mortality and expense risk charges — Type II (note 4)	392	3,805	931	1,646	216
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	—	—	—

Net investment income (expense)	(437)	(5,321)	(204)	(2,729)	(353)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(880)	19,253	275	(3,654)	(81)
Unrealized appreciation (depreciation) on investments	(5,697)	65,104	4,236	(101,820)	(5,006)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(6,577)	84,357	4,511	(105,474)	(5,087)

Increase (decrease) in net assets from operations	$(7,014)	79,036	4,307	(108,203)	(5,440)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Dreyfus		MFS® Variable Insurance Trust
	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Investment Portfolios-Emerging Markets Portfolio	MFS® New Discovery Series	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® Utilities Series
	Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$2	—	—	—	312	4,358
Expenses — Mortality and expense risk charges — Type I (note 4)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	105	44	386	303	260	668
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	3	—	—	—

Net investment income (expense)	(103)	(44)	(389)	(303)	52	3,690

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(658)	518	(261)	(429)	(656)	(10,340)
Unrealized appreciation (depreciation) on investments	(5,271)	(580)	(26,181)	(18,512)	(9,863)	(36,525)
Capital gain distributions	—	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	(5,929)	(62)	(26,442)	(18,941)	(10,519)	(46,865)

Increase (decrease) in net assets from operations	$(6,032)	(106)	(26,831)	(19,244)	(10,467)	(43,175)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	OTC Fund	Premier Growth Portfolio	Growth and Income Portfolio	Quasar Portfolio
	Six months ended June 30, 2002	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	3,937	—
Expenses — Mortality and expense risk charges — Type I (note 4)	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	105	383	2,050	104
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	13	—

Net investment income (expense)	(105)	(383)	1,874	(104)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(916)	(4,059)	(3,373)	(997)
Unrealized appreciation (depreciation) on investments	(12,117)	(22,167)	(124,688)	(4,921)
Capital gain distributions	—	—	24,203	—
Net realized and unrealized gain (loss) on investments	(13,033)	(26,226)	(103,858)	(5,918)

Increase (decrease) in net assets from operations	$(13,138)	(26,609)	(101,983)	(6,022)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Operations, Continued
(Unaudited)

	AIM Variable Insurance Funds			PIMCO Variable Insurance Trust
	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	190	3,503	3,350	5,329
Expenses — Mortality and expense risk charges — Type I (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	349	359	656	33	606	288	793
Expenses — Mortality and expense risk charges — Type III (note 4)	—	—	—	—	—	6	26

Net investment income (expense)	(349)	(359)	(656)	157	2,897	3,056	4,510

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(2,746)	(2,922)	(2,752)	17	(401)	(193)	(9)
Unrealized appreciation (depreciation) on investments	(12,753)	(22,427)	(44,730)	180	5,886	(9,791)	3,996
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(15,499)	(25,349)	(47,482)	197	5,485	(9,984)	3,987

Increase (decrease) in net assets from operations	$(15,848)	(25,708)	(48,138)	354	8,381	(6,928)	8,497

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets
(Unaudited)

	GE Investment Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(39,879)	44,721	(6,310)	(1,541)	(3,585)	(495)	(5,240)	(2,913)	(4,147)	(3,487)	(328)	(568)
Net realized gain (loss)	(220,135)	—	(10,334)	(15,074)	14,943	(210)	23,619	1,274	(28,714)	(23,456)	(71)	1,366
Unrealized appreciation (depreciation) on investments	(1,419,032)	—	(80,717)	(4,080)	57,885	13,340	(24,972)	32,503	(91,898)	(100,762)	(10,108)	(3,235)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(1,679,046)	44,721	(97,361)	(20,695)	69,243	12,635	(6,593)	30,864	(124,759)	(127,705)	(10,507)	(2,437)

From capital transactions:
Net premiums	1,857,431	2,824,682	114,345	52,423	92,954	11,146	322,641	54,077	154,042	245,928	55,937	164,221
Loan interest	(5,002)	3,998	(3,916)	(122)	(218)	(6)	(732)	(1,774)	(506)	(384)	—	(4)
Transfers (to) from the general account of GE Life and Annuity Assurance Company (GE Life & Annuity):									0
Death benefits	(10,362)	(1,885)	(1,419)	—	—	—	—	—	(1,588)	—	—	—
Surrenders	(250,954)	(77,995)	(10,785)	(1,587)	(8,611)	(1,918)	(31,405)	(21,274)	(36,951)	(28,492)	(1,120)	(79)
Loans	(16,528)	(135,247)	(6,645)	(2,354)	(636)	—	(3,164)	839	(8,540)	(10,387)	—	(3,383)
Cost of insurance and administrative expense (note 4)	(711,575)	(597,625)	(93,315)	(21,216)	(59,952)	(6,780)	(87,713)	(45,771)	(67,655)	(90,427)	(10,010)	(17,948)
Transfer gain (loss) and transfer fees	24,445	(92,678)	(932)	91	(34)	(85)	20,156	(32)	296	735	(123)	(898)
Transfers (to) from the Guarantee Account	—	—	—	—	—	—	—	—	—	—	—	—
Interfund transfers	173,663	(749,266)	39,746	32,058	74,872	31,344	(36,812)	138,330	(162,488)	55,292	4,478	16,570

Increase (decrease) in net assets from capital transactions	1,061,118	1,173,984	37,079	59,293	98,375	33,701	182,971	124,395	(123,390)	172,265	49,162	158,479

Increase (decrease) in net assets	(617,928)	1,218,705	(60,282)	38,598	167,618	46,336	176,378	155,259	(248,149)	44,560	38,655	156,042
Net assets at beginning of year	11,513,231	9,811,156	1,835,803	426,036	970,193	138,848	1,404,439	771,039	1,281,796	945,780	75,232	104,945

Net assets at end of period	$10,895,303	11,029,861	1,775,521	464,634	1,137,811	185,184	1,580,817	926,298	1,033,647	990,340	113,887	260,987

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds —Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Six months ended June 30, 2002					Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$78,447	10,091	10,595	287,846	54,028	240	516
Net realized gain (loss)	(11,197)	(110,785)	(343,807)	(54,622)	(17,373)	(473)	(652)
Unrealized appreciation (depreciation) on investments	(45,952)	(1,003,108)	(447,256)	(347,349)	(151,739)	(17,060)	(19,785)
Capital gain distributions	—	—	—	—	8,803	—	—

Increase (decrease) in net assets from operations	21,298	(1,103,802)	(780,468)	(114,125)	(106,280)	(17,293)	(19,921)

From capital transactions:
Net premiums	104,658	374,066	386,441	131,427	93,661	90,581	158,819
Loan interest	(608)	(3,327)	(1,589)	(3,824)	(482)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(1,142)	(1,344)	—	—	—	—
Surrenders	(15,754)	(107,689)	(111,956)	(56,503)	(36,589)	(14)	(1,243)
Loans	(22,351)	(3,133)	5,581	(8,695)	(13,158)	—	—
Cost of insurance and administrative expense (note 4)	(62,306)	(235,129)	(206,905)	(105,596)	(60,661)	(19,080)	(25,331)
Transfer gain (loss) and transfer fees	9	(63)	2,447	(2,704)	(1,418)	(123)	(19)
Transfers (to) from the Guarantee Account	—	—	—	—	—	—	—
Interfund transfers	(8,927)	2,793	(466,831)	(1,697)	46,815	852	14,870

Increase (decrease) in net assets from capital Transactions	(5,279)	26,376	(394,156)	(47,592)	28,168	72,216	147,096

Increase (decrease) in net assets	16,019	(1,077,426)	(1,174,624)	(161,717)	(78,112)	54,923	127,175
Net assets at beginning of year	1,101,895	5,581,065	4,773,642	2,972,240	1,393,582	182,400	174,187

Net assets at end of period	$1,117,914	4,503,639	3,599,018	2,810,523	1,315,470	237,323	301,362

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund II
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Equity-Income Portfolio	Growth Portfolio	Asset Manager Portfolio	Contrafund® Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$106,441	(9,643)	6,809	3,332	(1,155)	134,760	25,947
Net realized gain (loss)	(37,312)	(231,819)	(89,292)	(1,186)	(5,063)	(48,996)	(78,166)
Unrealized appreciation (depreciation) on investments	(726,819)	(1,390,614)	33,464	(36,271)	(114,553)	(439,880)	(25,593)
Capital gain distributions	156,863	—	—	5,573	—	—	—

Increase (decrease) in net assets from operations	(500,827)	(1,632,076)	(49,019)	(28,553)	(120,771)	(354,116)	(77,812)

From capital transactions:
Net premiums	455,734	581,104	152,547	191,995	343,255	206,740	415,382
Loan interest	(6,195)	(9,259)	(556)	(51)	69	(4,478)	(4,699)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(5,298)	(5,730)	(471)	—	—	—	(608)
Surrenders	(251,373)	(211,176)	(62,637)	(194)	(4,163)	(88,450)	(107,202)
Loans	6,815	(20,614)	20,612	2,173	43	(5,080)	15,449
Cost of insurance and administrative expense (note 4)	(325,399)	(359,976)	(72,603)	(26,584)	(40,428)	(141,416)	(290,358)
Transfer gain (loss) and transfer fees	1,955	487	(2,202)	(126)	(2,386)	379	14,068
Transfers (to) from the Guarantee Account		—	—	—	—	—	—
Interfund transfers	80,757	(68,216)	4,525	50,018	(13,038)	(5,497)	186,285

Increase (decrease) in net assets from capital transactions	(43,004)	(93,380)	39,215	217,231	283,352	(37,802)	228,317

Increase (decrease) in net assets	(543,831)	(1,725,456)	(9,804)	188,678	162,581	(391,918)	150,505
Net assets at beginning of year	7,758,132	8,378,897	1,756,019	251,726	433,415	4,081,481	5,925,678

Net assets at end of period	$7,214,301	6,653,441	1,746,215	440,404	595,996	3,689,563	6,076,183

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Variable Insurance Products Fund II — Service Class 2	Variable Insurance Products Fund III		Variable Insurance Products Fund III —Service Class 2
	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio	Mid Cap Portfolio	Growth & Income Portfolio
	Six months ended June 30, 2002	Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$694	11,760	2,540	446	1,164
Net realized gain (loss)	535	(27,982)	(16,772)	998	(1,720)
Unrealized appreciation (depreciation) on investments	(5,218)	(213,059)	(40,921)	(7,846)	(20,722)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	(3,989)	(229,281)	(55,153)	(6,402)	(21,278)

From capital transactions:
Net premiums	155,842	227,291	44,145	158,496	57,699
Loan interest	(69)	(1,422)	(211)	(2)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—
Surrenders	(238)	(61,705)	(5,240)	(124)	(6,092)
Loans	(401)	(288)	(9,057)	(2,625)	—
Cost of insurance and administrative expense (note 4)	(29,794)	(105,822)	(31,678)	(23,460)	(13,047)
Transfer gain (loss) and transfer fees	(818)	218	(1,198)	235	104
Transfers (to) from the Guarantee Account	—	—	—	—	—
Interfund transfers	8,619	230,341	(6,246)	71,823	2,579

Increase (decrease) in net assets from capital transactions	133,141	288,613	(9,485)	204,343	41,243

Increase (decrease) in net assets	129,152	59,332	(64,638)	197,941	19,965
Net assets at beginning of year	191,971	1,348,459	416,265	118,239	117,298

Net assets at end of period	$321,123	1,407,791	351,627	316,180	137,263

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II
	Six months ended June 30, 2002				Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$5,738	48,460	19,815	(77)	3,994
Net realized gain (loss)	(10,539)	(17,297)	(17,777)	51	(169)
Unrealized appreciation (depreciation) on investments	(74,347)	(40,710)	(64,286)	(607)	(5,763)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	(79,148)	(9,547)	(62,248)	(633)	(1,938)

From capital transactions:
Net premiums	63,999	68,786	30,315	2,067	34,043
Loan interest	(169)	(524)	(344)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—
Surrenders	(3,815)	(18,296)	(17,516)	—	(125)
Loans	(637)	304	(891)	—	—
Cost of insurance and administrative expense (note 4)	(38,483)	(32,479)	(21,232)	(886)	(6,112)
Transfer gain (loss) and transfer fees	471	2	13,236	(3)	70
Transfers (to) from the Guarantee Account	—	—	—	—	—
Interfund transfers	2,821	26,473	7,724	338	2,604

Increase (decrease) in net assets from capital transactions	24,187	44,266	11,292	1,516	30,480

Increase (decrease) in net assets	(54,961)	34,719	(50,956)	883	28,542
Net assets at beginning of year	806,050	468,223	451,135	21,775	34,808

Net assets at end of period	$751,089	502,942	400,179	22,658	63,350

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)
	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(5,087)	(12,592)	(2,639)	(2,398)
Net realized gain (loss)	(121,989)	(417,786)	(27,415)	(79,155)
Unrealized appreciation (depreciation) on investments	(106,122)	(382,178)	(109,695)	(47,095)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	(233,198)	(812,556)	(139,749)	(128,648)

From capital transactions:
Net premiums	207,705	310,861	99,436	83,515
Loan interest	(2,706)	(3,058)	(488)	(553)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(3,984)	—
Surrenders	(5,843)	(28,416)	(1,245)	(7,292)
Loans	(4,998)	(6,752)	(496)	(708)
Cost of insurance and administrative expense (note 4)	(87,436)	(212,334)	(52,910)	(43,044)
Transfer gain (loss) and transfer fees	1,791	157	231	849
Transfers (to) from the Guarantee Account	—	—	—	—
Interfund transfers	56,918	(286,648)	2,167	2,884

Increase (decrease) in net assets from capital transactions	165,431	(226,190)	42,711	35,651

Increase (decrease) in net assets	(67,767)	(1,038,746)	(97,038)	(92,997)
Net assets at beginning of year	1,470,818	4,443,604	806,025	741,474

Net assets at end of period	$1,403,051	3,404,858	708,987	648,477

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(14,563)	(20,191)	1,324	42,096	12,002	2,367	128
Net realized gain (loss)	(580,000)	(277,574)	(266,621)	(23,898)	450	(84,933)	(163,657)
Unrealized appreciation (depreciation) on investments	(334,090)	(681,573)	(863,523)	(211,049)	2,277	(254,247)	(52,925)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(928,653)	(979,338)	(1,128,820)	(192,851)	14,729	(336,813)	(216,454)

From capital transactions:
Net premiums	617,733	668,568	667,060	397,749	45,184	294,683	368,376
Loan interest	271	(3,609)	(5,800)	(1,393)	(329)	(875)	(1,550)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(973)	(4,194)	(3,129)	(7,498)	—	—	(1,292)
Surrenders	(124,334)	(116,950)	(210,125)	(12,979)	(13,013)	(49,943)	(77,664)
Loans	13,823	290	(19,748)	(10,156)	409	(6,012)	(5,371)
Cost of insurance and administrative expense (note 4)	(273,507)	(303,050)	(404,236)	(257,391)	(23,543)	(152,856)	(170,486)
Transfer gain (loss) and transfer fees	1,255	(23)	36,420	410	(18)	26,570	1,163
Transfers (to) from the Guarantee Account	—	—	—	—	—	—	—
Interfund transfers	(134,538)	(129,881)	(255,564)	44,021	30,693	5,532	(101,826)

Increase (decrease) in net assets from Capital Transactions	99,730	111,151	(195,122)	152,763	39,383	117,099	11,350

Increase (decrease) in net assets	(828,923)	(868,187)	(1,323,942)	(40,088)	54,112	(219,714)	(205,104)
Net assets at beginning of year	4,713,923	6,041,223	8,529,220	5,339,103	497,920	2,698,643	2,975,951

Net assets at end of period	$3,885,000	5,173,036	7,205,278	5,299,015	552,032	2,478,929	2,770,847

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Capital Appreciation Portfolio	Worldwide Growth Portfolio	International Growth Portfolio	Balanced Portfolio	Growth Portfolio
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(640)	(482)	(480)	(172)	23	118	6,282	(477)
Net realized gain (loss)	(3,275)	(18,866)	(4,316)	(1,235)	(3,283)	(1,242)	(1,033)	(3,636)
Unrealized appreciation (depreciation) on investments	(35,589)	(29,582)	(24,853)	(9,525)	(28,143)	(16,826)	(39,354)	(20,937)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(39,504)	(48,930)	(29,649)	(10,932)	(31,403)	(17,950)	(34,105)	(25,050)

From capital transactions:
Net premiums	26,854	38,366	91,159	62,030	142,932	57,933	459,208	60,550
Loan interest	(158)	(85)	—	—	—	(33)	20	(143)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—
Surrenders	—	(2,247)	(600)	—	(3,081)	(642)	(489)	(4,776)
Loans	(2,622)	(2,022)	(66)	(2,827)	(235)	—	3,170	(2,685)
Cost of insurance and administrative expense (note 4)	(10,552)	(11,242)	(17,578)	(13,772)	(21,010)	(9,450)	(52,211)	(15,320)
Transfer gain (loss) and transfer fees	(287)	(1,174)	(153)	(425)	(275)	33	326	(447)
Transfers (to) from the Guarantee Account	—	—	—	—	—	—	—	—
Interfund transfers	(3,634)	(3,978)	326	117	15,410	1,138	18,362	(15)

Increase (decrease) in net assets from Capital Transactions	9,601	17,618	73,088	45,123	133,741	48,979	428,386	37,164

Increase (decrease) in net assets	(29,903)	(31,312)	43,439	34,191	102,338	31,029	394,281	12,114
Net assets at beginning of year	197,717	145,147	116,703	122,762	153,241	113,729	562,502	130,104

Net assets at end of period	$167,814	113,835	160,142	156,953	255,579	144,758	956,783	142,218

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)
	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Fund Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(437)	(5,321)	(204)	(2,729)	(353)
Net realized gain (loss)	(880)	19,253	275	(3,654)	(81)
Unrealized appreciation (depreciation) on investments	(5,697)	65,104	4,236	(101,820)	(5,006)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	(7,014)	79,036	4,307	(108,203)	(5,440)

From capital transactions:
Net premiums	7,762	103,348	31,915	27,355	16,738
Loan interest	—	(880)	—	(191)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—
Surrenders	(460)	(1,591)	(7,728)	(2,570)	—
Loans	—	(365)	(985)	(957)	(2,483)
Cost of insurance and administrative expense (note 4)	(6,982)	(69,097)	(12,902)	(27,340)	(5,630)
Transfer gain (loss) and transfer fees	(97)	(647)	26	1	10
Transfers (to) from the Guarantee Account	—	—	—	—	—
Interfund transfers	37,401	408,526	112,209	65,175	60,131

Increase (decrease) in net assets from capital transactions	37,624	439,294	122,535	61,473	68,766

Increase (decrease) in net assets	30,610	518,330	126,842	(46,730)	63,326
Net assets at beginning of year	117,534	1,290,688	299,879	782,042	61,744

Net assets at end of period	$148,144	1,809,018	426,721	735,312	125,070

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)
	Dreyfus		MFS® Variable Insurance Trust				Rydex Variable Trust	Alliance Variable Products Series Fund, Inc.
	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Investment Portfolios-Emerging Markets Portfolio	MFS® New Discovery Series	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® Utilities Series	OTC Fund	Premier Growth Portfolio	Growth and Income Portfolio	Quasar Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(103)	(44)	(389)	(303)	52	3,690	(105)	(383)	1,874	(104)
Net realized gain (loss)	(658)	518	(261)	(429)	(656)	(10,340)	(916)	(4,059)	(3,373)	(997)
Unrealized appreciation (depreciation) on investments	(5,271)	(580)	(26,181)	(18,512)	(9,863)	(36,525)	(12,117)	(22,167)	(124,688)	(4,921)
Capital gain distributions	—	—	—	—	—	—	—	—	24,203	—

Increase (decrease) in net assets from operations	(6,032)	(106)	(26,831)	(19,244)	(10,467)	(43,175)	(13,138)	(26,609)	(101,983)	(6,022)

From capital transactions:
Net premiums	13,010	14,219	70,444	73,079	27,500	73,384	25,443	34,242	380,270	19,059
Loan interest	—	—	—	—	—	4	—	—	(4)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—	—	—
Surrenders	(58)	—	(512)	—	—	(14)	—	(476)	(260)	(218)
Loans	—	—	—	—	(2,797)	(305)	—	—	(1,425)	—
Cost of insurance and administrative expense (note 4)	(5,646)	(3,208)	(7,897)	(9,595)	(5,249)	(19,161)	(3,845)	(10,232)	(46,784)	(4,176)
Transfer gain (loss) and transfer fees	(17)	14	(716)	4	5	(180)	13	(138)	869	492
Transfers (to) from the Guarantee Account	—	—	—	—	—	—	—	—	—	—
Interfund transfers	4,068	(580)	43,674	(2,034)	801	(8,307)	(238)	(2,236)	83,758	(18)

Increase (decrease) in net assets from capital transactions	11,357	10,445	104,993	61,454	20,260	45,421	21,373	21,160	416,424	15,139

Increase (decrease) in net assets	5,325	10,339	78,162	42,210	9,793	2,246	8,235	(5,449)	314,441	9,117
Net assets at beginning of year	26,620	8,032	66,979	73,991	72,786	189,156	20,967	115,203	432,506	23,869

Net assets at end of period	$31,945	18,371	145,141	116,201	82,579	191,402	29,202	109,754	746,947	32,986

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Statements of Changes in Net Assets, Continued
(Unaudited)

	AIM Variable Insurance Funds			PIMCO Variable Insurance Trust
	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(349)	(359)	(656)	157	2,897	3,056	4,510
Net realized gain (loss)	(2,746)	(2,922)	(2,752)	17	(401)	(193)	(9)
Unrealized appreciation (depreciation) on investments	(12,753)	(22,427)	(44,730)	180	5,886	(9,791)	3,996
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(15,848)	(25,708)	(48,138)	354	8,381	(6,928)	8,497

From capital transactions:
Net premiums	40,411	69,409	117,543	6,082	114,554	114,869	348,431
Loan interest	—	3	—	(3)	(9)	—	(36)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—
Surrenders	(1,248)	(234)	(144)	—	—	(220)	(955)
Loans	(358)	15	(77)	(564)	(1,615)	—	(924)
Cost of insurance and administrative expense (note 4)	(14,255)	(15,789)	(24,519)	(1,859)	(15,846)	(9,348)	(20,834)
Transfer gain (loss) and transfer fees	254	(1,571)	(3,574)	(35)	(416)	(2,508)	(262)
Transfers (to) from the Guarantee Account	—	—	—	—	—	—	—
Interfund transfers	(5,353)	3,894	10,480	1,627	26,864	3,650	107,452

Increase (decrease) in net assets from capital transactions	19,451	55,727	99,709	5,248	123,532	106,443	432,872

Increase (decrease) in net assets	3,603	30,019	51,571	5,602	131,913	99,515	441,369
Net assets at beginning of year	97,698	83,114	152,882	7,993	98,630	47,826	113,793

Net assets at end of period	$101,301	113,133	204,453	13,595	230,543	147,341	555,162

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements
June 30, 2002

(1)  Description of Entity

GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life & Annuity’s capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During May 2002, two subaccounts were added to the Account for Type II and Type III, policies (See Note 2). These subaccounts invest in the Van Kampen Life Investment Trust Comstock Portfolio — Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio — Class II Shares. There were no amounts issued in either the Comstock Portfolio or the Emerging Growth Portfolio during the period from May 2002 to the period ended June 30, 2002.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund to AIM V. I. Premier Equity Fund. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio to High Yield Portfolio, its Long-Term U. S. Government Bond Portfolio to Long-Term U. S. Government Portfolio, and its Total Return Bond Portfolio to Total Return Portfolio.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series to MFS® Investors Growth Stock Series and its MFS® Growth With Income Series to MFS® Investors Trust Series. In addition, AIM Variable Insurance Funds changed the name of its AIM V.I. Telecommunications Fund to AIM V.I. New Technology Fund.

In September 2000, 34 new subaccounts were added to the Account for Type II policies (See Note 2). These subaccounts invest in the AIM Variable Insurance Funds — AIM V.I. Capital Appreciation Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Growth Fund Series I Shares, AIM Variable Insurance Funds — AIM V.I. Premier Equity Fund Series I Shares (formerly AIM V.I. Value Fund), Alliance Variable Products Series Fund, Inc. — Growth and Income Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Premier Growth Portfolio Class B, Alliance Variable Products Series Fund, Inc. — Quasar Portfolio Class B, Dreyfus Investment Portfolios — Emerging Markets Portfolio Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares, Federated Insurance Series — Federated High Income Bond Fund II Service Shares, Federated Insurance Series — Federated International Small Company Fund II, Fidelity Variable Insurance Products Fund — VIP Equity-Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund - VIP Growth Portfolio Service Class 2, Fidelity Variable Insurance Products Fund II — VIP II Contrafund® Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Growth & Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund III — VIP III Mid Cap Portfolio Service Class 2, GE Investments Funds, Inc. — Value Equity Fund, GE Investments Funds, Inc. — Small-Cap Value Equity Fund, Janus Aspen Series — Aggressive Growth Portfolio Service Shares, Janus Aspen Series — Balanced Portfolio Service Shares, Janus Aspen Series — Capital Appreciation Portfolio Service Shares, Janus Aspen Series Global Life Sciences Portfolio Service Shares, Janus Aspen Series Global Technology Portfolio Service Shares , Janus Aspen Series — Growth Portfolio Service Shares, Janus Aspen Series — International Growth Portfolio Service Shares, Janus Aspen Series — Worldwide Growth Portfolio Service Shares, MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series Service Class Shares (formerly MFS® Growth Series), MFS® Variable Insurance Trust — MFS® Investors Trust Series Service Class Shares (formerly MFS® Growth With Income Series), MFS® Variable Insurance Trust — MFS® New Discovery Series Service Class Shares, MFS® Variable Insurance Trust — MFS® Utilities Series Service Class Shares, Oppenheimer Variable Account Funds — Oppenheimer Global Securities Fund/VA Service Shares, Oppenheimer Variable Account Funds — Oppenheimer Main Street Growth & Income

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

Fund/VA Service Shares, PIMCO Variable Insurance Trust — Foreign Bond Portfolio Administrative Class Shares, PIMCO Variable Insurance Trust — High Yield Portfolio Administrative Class Shares (formerly High Yield Bond Portfolio), PIMCO Variable Insurance Trust — Long-Term U.S. Government Portfolio Administrative Class Shares (formerly Long-Term U.S. Government Bond Portfolio), PIMCO Variable Insurance Trust — Total Return Portfolio Administrative Class Shares (formerly Total Return Bond Portfolio), and the Rydex Variable Trust — OTC Fund.

In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

In April 2000, two new subaccounts were added to the Account for Type I and Type II policies (See Note 2). These subaccounts invest in the Janus Aspen Series — Global Life Sciences Portfolio Service Shares and the Janus Aspen Series Global Technology Portfolio Service Shares.

All designated portfolios described above are series type mutual funds.

(2)  Summary of Significant Accounting Policies

a)  Unit Class

There are three unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type III units are sold under policy forms P1258 and P1259.

(b)  Investments

Investments are stated at market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(c)  Federal Income Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

(3)  Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2002 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
S&P 500® Index Fund	$2,441,682	$1,429,071
Money Market Fund	4,815,431	3,610,606
Total Return Fund	216,812	179,120
International Equity Fund	107,635	49,799
Real Estate Securities Fund	229,535	138,116
Global Income Fund	42,813	9,546
Mid-Cap Value Equity Fund	580,072	403,696
Income Fund	222,035	100,128
U.S. Equity Fund	187,499	313,444
Premier Growth Equity Fund	335,668	167,688
Value Equity Fund	62,564	11,893
Small-Cap Value Equity Fund	201,590	42,213
Oppenheimer Variable Account Funds:
Bond Fund/VA	320,969	248,024
Capital Appreciation Fund/VA	675,273	639,158
Aggressive Growth Fund/VA	581,629	964,832
High Income Fund/VA	471,762	232,239
Multiple Strategies Fund/VA	295,081	202,302
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	113,483	40,077
Main Street Growth & Income Fund/VA	175,729	28,506
Variable Insurance Products Fund:
Equity-Income Portfolio	1,050,917	816,103
Growth Portfolio	793,369	896,930
Overseas Portfolio	295,082	247,616
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	260,740	35,778
Growth Portfolio	349,288	68,329
Variable Insurance Products Fund II:
Asset Manager Portfolio	432,623	334,956
Contrafund® Portfolio	842,737	587,977
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	175,354	41,987
Variable Insurance Products Fund III:
Growth & Income Portfolio	483,743	182,390
Growth Opportunities Portfolio	63,763	71,979
Variable Insurance Products Fund III — Service Class 2:
Mid Cap Portfolio	237,361	30,616
Growth & Income Portfolio	62,987	20,464

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series:
American Leaders Fund II	$147,607	$117,998
High Income Bond Fund II	181,674	88,086
Utility Fund II	87,848	57,033
International Small Company Fund II	2,383	998
Federated Insurance Series — Service Shares:
High Income Bond Fund II	41,047	6,792
The Alger American Fund:
Alger American Small Capitalization Portfolio	350,374	187,726
Alger American Growth Portfolio	919,799	1,159,651
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	108,857	68,828
PBHG Growth II Portfolio	157,209	123,586
Janus Aspen Series:
Aggressive Growth Portfolio	764,791	668,395
Growth Portfolio	747,002	677,725
Worldwide Growth Portfolio	936,540	1,136,942
Balanced Portfolio	621,632	410,131
Flexible Income Portfolio	125,011	73,895
International Growth Portfolio	445,801	343,988
Capital Appreciation Portfolio	488,606	482,736
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	29,108	21,599
Global Technology Portfolio	44,851	30,582
Aggressive Growth Portfolio	94,469	22,181
Capital Appreciation Portfolio	63,484	18,654
Worldwide Growth Portfolio	172,016	35,280
International Growth Portfolio	60,219	11,147
Balanced Portfolio	521,533	87,554
Growth Portfolio	61,182	23,992
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	45,007	7,923
Mid Cap Value Fund	629,226	211,439
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	146,864	24,354
Investors Fund	105,720	47,154
Total Return Fund	76,861	8,830
Dreyfus:
The Dreyfus Socially Responsible Growth Fund, Inc.	19,247	7,989
Dreyfus Investment Portfolios-Emerging Markets Portfolio	18,671	6,946
MFS® Variable Insurance Trust:
MFS® New Discovery Series	119,444	13,531
MFS® Investors Growth Stock Series	73,358	12,767
MFS® Investors Trust Series	29,478	9,196
MFS® Utilities Series	97,898	48,777

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Rydex Variable Trust:
OTC Fund	$26,580	$5,383
Alliance Variable Products Series Fund, Inc.:
Premier Growth Portfolio	47,542	26,944
Growth and Income Portfolio	512,531	68,668
Quasar Portfolio	25,565	9,178
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	49,825	28,938
AIM V.I. Growth Fund	77,045	20,269
AIM V.I. Premier Equity Fund	128,064	27,635
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	7,967	2,580
Long-Term U.S. Government Portfolio	147,289	20,464
High Yield Portfolio	123,248	13,875
Total Return Portfolio	469,298	30,809

(4)  Related Party Transactions

Type I Policies

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before it is allocated to the subaccounts. If the initial specified amount is at $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 7.5% from each premium payment is assessed before the premium is allocated to the subaccounts. In addition, Policy P1096 has a deferred sales charge of up to 45% of the designated premium for the insured's age, gender, rate class and specified amount at issue. This charge is deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy account value. The monthly deduction for Policy P1251 consists of a cost of insurance charge, a policy charge of $5, an expense charge of up to $.20 per $1,000 of initial specified amount, an expense charge for any increase in specified amount of up to $.20 per $1,000 of increase and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. For Policy P1251, the surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

That amount is then varied by issue age, gender (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first six policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the younger insured attains age 100, whichever is earlier. The surrender charge will not exceed $60 per $1,000 of specified amount. For Policy P1096, if the policy is surrendered during the first nine policy years, a surrender charge will be deducted. The surrender charge is calculated by multiplying a factor times the initial specified amount, divided by 1,000. The surrender charge factor varies by age ranging from $2.50 for issue ages 0 through 30 to $7.50 at issue ages above 60, subject to a maximum charge of $500. The surrender charge remains level for the first five policy years and then decreases each year at the beginning of the policy years six through 10 by 20% of the initial amount. There is an additional surrender charge in policy years 1 through 9 equal to the uncollected deferred sales charge.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subacounts after the first transfer made in any calendar month.

Type II Policies

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy account value. The monthly deduction consists of a cost of insurance charge, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first six policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the insured attains age 95, whichever is earlier.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subacounts after the first transfer made in any calendar month.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

Type III Policies

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

A Mortality and Expense Risk charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .40% of the average daily net assets of the Account for the first $50,000 of unlaoned assets in the subaccounts (.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a Mortality and Expense Risk charge at an annual effective rate of .05% of the daily net assets in the Account is also assessed. Beginning with policy year 21, a Mortality and Expense Risk charge for unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is not assessed. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

A monthly deduction is made on the policy date and on each monthly anniversary date from the policy account value. The monthly deduction consists of a cost of insurance charge, the Mortality and Expense Risk Charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $.83 per $1,000 of specified amount for the first 10 policy years and any charges for additional benefits added by riders to the policy.

There will be a surrender charge if the policy is surrendered during the surrender period. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both insureds. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .38% for the Money Market Fund, .50% for the Income Fund, .49% for the Total Return Fund, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity Fund, .65% for the Premier Growth Equity Fund, .65% for the Value Equity Fund and .80% for the Small-Cap Value Equity Fund.

(5)  Capital Transactions

The increase (decrease) in outstanding units and amounts, by type and by subaccount, from capital transactions with policyholders for the six months ended June 30, 2002 is as follows:

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund		Real Estate Securities Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	8,079	$378,602	23,127	$448,393	1,669	$67,913	492	$6,483	1,846	$43,014
Units Redeemed	(6,123)	(286,954)	(7,123)	(138,101)	(1,662)	(67,641)	(516)	(6,798)	(1,400)	(32,610)
Units Exchanged	17	809	8,171	158,429	1,032	42,014	777	10,240	3,446	80,321

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	1,973	$92,457	24,175	$468,721	1,039	$42,286	753	$9,926	3,892	$90,724

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	Global Income Fund		Mid-Cap Value Equity Fund		Income Fund		U.S. Equity Fund		Premier Growth Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	72	$787	1,171	$21,256	2,453	$29,958	911	$10,250	2,202	$21,625
Units Redeemed	(268)	(2,923)	(594)	(10,782)	(3,481)	(42,507)	(405)	(4,559)	(1,306)	(12,831)
Units Exchanged	583	6,362	3,733	67,790	2,233	27,266	539	6,054	2,954	29,003

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	387	$4,226	4,310	$78,263	1,205	$14,717	1,045	$11,746	3,850	$37,798

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	2,393	$61,530	2,699	$155,111	4,900	$233,804	3,206	$95,123	2,215	$53,361
Units Redeemed	(1,586)	(40,776)	(3,174)	(182,411)	(4,808)	(229,430)	(4,033)	(119,648)	(2,586)	(62,326)
Units Exchanged	(1,205)	(30,993)	(261)	(14,992)	(9,313)	(444,383)	131	3,890	72	1,746

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	(398)	$(10,239)	(736)	$(42,292)	(9,221)	$(440,009)	(696)	$(20,635)	(299)	$(7,219)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund						Variable Insurance Products Fund II
	Equity-Income Portfolio		Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund® Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	7,401	$353,791	6,094	$326,918	4,883	$119,744	6,619	$180,445	8,655	$227,224
Units Redeemed	(9,967)	(476,440)	(7,296)	(391,385)	(4,105)	(100,654)	(8,063)	(219,811)	(7,333)	(192,518)
Units Exchanged	1,221	58,371	(956)	(51,291)	296	7,255	(328)	(8,948)	122	3,208

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	(1,345)	$(64,277)	(2,158)	$(115,758)	(1,074)	$26,345	(1,772)	$(48,314)	1,444	$37,914

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund III				Federated Insurance Series
	Growth & Income Portfolio		Growth Opportunities Portfolio		American Leaders Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	3,206	$46,468	1,032	$15,068	906	$23,859	3,014	$44,248
Units Redeemed	(1,824)	(26,430)	(668)	(9,753)	(716)	(18,846)	(2,269)	(33,322)
Units Exchanged	3,492	50,606	(66)	(962)	60	1,567	594	8,728

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	4,874	$70,645	298	$4,353	250	$6,580	1,339	$19,654

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series (continued)		The Alger American Fund				PBHG Insurance Series Fund, Inc.
	Utility Fund II		Alger American Small Capitalization Portfolio		Alger American Growth Portfolio		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	942	$13,434	12,275	$102,917	10,059	$92,494	907	$14,891	962	$10,655
Units Redeemed	(660)	(9,417)	(6,191)	(51,911)	(10,013)	(92,073)	(669)	(10,986)	(1,360)	(15,063)
Units Exchanged	220	3,138	(1,279)	(10,721)	(2,288)	(21,040)	48	789	(122)	(1,350)

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	502	$7,155	4,805	$40,285	(2,242)	$(20,619)	286	$4,693	(520)	$(5,758)

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series
	Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	13,106	$246,201	11,756	$254,536	12,887	$307,164	7,561	$175,175	1,316	$20,733
Units Redeemed	(8,824)	(165,759)	(6,907)	(149,538)	(14,935)	(355,980)	(3,282)	(76,045)	(933)	(14,703)
Units Exchanged	(4,616)	(86,711)	(2,976)	(64,441)	(8,778)	(209,210)	173	4,019	(1,379)	21,716

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	(334)	$(6,269)	1,873	$40,557	(10,826)	$(258,026)	4,452	$103,149	(1,762)	$27,746

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)				Janus Aspen Series — Service Shares
	International Growth Portfolio		Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	5,741	$95,031	2,945	$58,640	186	$1,448	1,635	$6,702
Units Redeemed	(3,106)	(51,417)	(1,188)	(23,651)	(146)	(1,136)	(301)	(1,235)
Units Exchanged	(376)	(6,225)	(754)	(15,012)	—	—	—	—

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	2,259	$37,389	1,003	$19,977	40	$312	1,334	$5,467

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Fund Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	—	$—	1,537	$20,222	1,025	$12,099	628	$8,887	542	$6,104
Units Redeemed	(73)	(578)	(1,012)	(13,318)	(704)	(8,313)	(361)	(5,106)	(142)	(1,601)
Units Exchanged	3,460	27,485	16,308	214,556	5,916	69,865	1,839	26,038	3,110	35,013

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	3,387	$26,907	16,833	$221,460	6,237	$73,651	2,106	$29,819	3,510	$39,516

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	31,864	$1,475,651	104,254	$2,275,982	1,098	$46,432	3,549	$45,940
Units Redeemed	(15,269)	(707,099)	(26,141)	(570,676)	(1,145)	(48,439)	(1,428)	(18,482)
Units Exchanged	3,733	172,859	(41,567)	(907,465)	(54)	(2,268)	1,685	21,817

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	20,328	$941,411	36,546	$797,840	(101)	$(4,275)	3,806	$49,276

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002
	GE Investments Funds, Inc. (continued)
	Real Estate Securities Fund		Global Income Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	2,198	$49,940	949	$10,359	22,198	$289,572	1,939	$24,021
Units Redeemed	(1,620)	(36,808)	(530)	(5,780)	(8,561)	(111,683)	(2,056)	(25,465)
Units Exchanged	(240)	(5,448)	2,289	24,982	(8,025)	(104,681)	8,965	111,064

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	338	$7,684	2,708	$29,561	5,612	$73,208	8,848	$109,620

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	12,131	$142,140	22,620	$221,531	4,633	$42,030	10,618	$128,427
Units Redeemed	(9,419)	(110,363)	(11,891)	(116,452)	(1,161)	(10,536)	(1,693)	(20,470)
Units Exchanged	(14,383)	(168,543)	2,684	26,289	494	4,478	1,363	16,494

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	(11,671)	$(136,765)	13,413	$131,368	3,966	$35,971	10,288	$124,451

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,428	$43,128	2,943	$218,955	3,495	$152,637	1,067	$36,304	1,079	$40,300
Units Redeemed	(1,995)	(60,242)	(2,258)	(168,008)	(1,987)	(86,784)	(1,617)	(54,970)	(1,300)	(48,564)
Units Exchanged	731	22,066	239	17,785	(514)	(22,448)	(164)	(5,587)	1,206	45,069

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	164	$4,951	924	$68,732	994	$43,405	(714)	$(24,253)	985	$36,806

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio		Growth Portfolio		Overseas Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	10,215	$83,406	18,039	$139,881	2,053	$101,943	3,159	$254,186	1,332	$32,803
Units Redeemed	(2,258)	(18,437)	(3,343)	(25,924)	(2,115)	(105,011)	(2,677)	(215,371)	(609)	(15,003)
Units Exchanged	104	852	1,918	14,870	451	22,385	(210)	(16,925)	(111)	(2,730)

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	8,061	$65,821	16,614	$128,827	389	$19,317	272	$21,890	612	$15,070

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II				Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio		Growth Portfolio		Asset Manager Portfolio		Contrafund® Portfolio		Contrafund® Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	19,829	$191,571	42,315	$279,978	916	$26,296	7,230	$188,158	18,631	$151,746
Units Redeemed	(2,542)	(24,564)	(6,684)	(44,228)	(683)	(19,614)	(7,489)	(194,900)	(3,725)	(30,340)
Units Exchanged	5,177	50,018	(1,971)	(13,038)	120	3,451	7,035	183,077	1,058	8,619

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	22,464	$217,024	33,660	$222,712	353	$10,133	6,776	$176,334	15,964	$130,024

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund III				Variable Insurance Products Fund III —Service Class 2
	Growth & Income Portfolio		Growth Opportunities Portfolio		Mid Cap Portfolio		Growth & Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	12,074	$180,822	2,654	$29,077	16,189	$155,472	6,856	$56,503
Units Redeemed	(9,536)	(142,807)	(3,326)	(36,433)	(2,698)	(25,911)	(2,295)	(18,915)
Units Exchanged	12,002	179,734	(482)	(5,284)	7,479	71,823	313	2,579

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	14,540	$217,749	(1,154)	$(12,639)	20,970	$201,384	4,874	$40,167

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series
	American Leaders Fund II		High Income Bond Fund II		Utility Fund II		International Small Company Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	2,353	$40,140	1,675	$24,538	(505)	$16,881	244	$1,473
Units Redeemed	(1,422)	(24,258)	(1,206)	(17,672)	914	(30,566)	(143)	(863)
Units Exchanged	74	1,254	1,211	17,745	(137)	4,586	56	338

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	1,005	$17,135	1,680	$24,611	272	$(9,099)	157	$947

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Federated Insurance Series — Service Shares		The Alger American Fund				PBHG Insurance Series Fund, Inc.
	High Income Bond Fund II		Alger American Small Capitalization Portfolio		Alger American Growth Portfolio		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	3,446	$33,022	12,247	$104,789	11,574	$218,368	5,201	$84,546	7,373	$72,860
Units Redeemed	(646)	(6,193)	(5,735)	(49,073)	(8,400)	(158,486)	(2,961)	(48,136)	(3,697)	(36,534)
Units Exchanged	272	2,604	7,905	67,639	(14,078)	(265,608)	85	1,378	428	4,234

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	3,072	$29,432	14,417	$123,355	(10,904)	$(205,726)	2,325	$37,788	4,104	$40,560

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series
	Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	20,232	$371,531	18,082	$414,032	32,534	$359,896	10,169	$222,574	1,543	$24,451
Units Redeemed	(11,923)	(218,960)	(12,140)	(277,975)	(25,950)	(287,060)	(9,749)	(213,371)	(1,374)	(21,774)
Units Exchanged	(2,605)	(47,827)	(2,858)	(65,440)	(4,190)	(46,354)	1,828	40,002	566	8,977

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	5,704	$104,743	3,084	$70,617	2,394	$26,482	2,248	$49,205	735	$11,653

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series (continued)				Janus Aspen Series — Service Shares
	International Growth Portfolio		Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	17,716	$199,652	14,175	$309,736	2,427	$22,978	5,482	$28,915	24,937	$90,723
Units Redeemed	(14,044)	(158,270)	(10,650)	(232,711)	(1,273)	(12,051)	(2,685)	(14,164)	(4,971)	(18,085)
Units Exchanged	1,043	11,757	(3,973)	(86,814)	(384)	(3,634)	(754)	(3,978)	90	326

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	4,715	$53,139	(448)	$(9,789)	770	$7,293	2,043	$10,773	20,056	$72,965

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)
	Capital Appreciation Portfolio		Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	9,926	$61,935	20,829	$131,260	5,543	$34,852	49,005	$448,366	10,150	$60,455
Units Redeemed	(2,656)	(16,570)	(3,810)	(24,013)	(1,548)	(9,734)	(5,362)	(49,054)	(3,844)	(22,895)
Units Exchanged	19	117	2,445	15,410	181	1,138	2,007	18,362	(3)	(15)

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	7,289	$45,482	19,464	$122,657	4,176	$26,256	45,650	$417,675	6,303	$37,545

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Fund Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	977	$7,762	6,379	$83,126	1,678	$19,816	1,311	$18,468	950	$10,634
Units Redeemed	(864)	(6,863)	(4,498)	(58,616)	(1,126)	(13,301)	(1,842)	(25,950)	(582)	(6,510)
Units Exchanged	1,249	9,916	14,887	193,970	3,587	42,344	2,779	39,137	2,244	25,119

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	1,362	$10,815	16,768	$218,480	4,139	$48,859	2,248	$31,655	2,612	$29,243

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002
	Dreyfus				MFS® Variable Insurance Trust
	The Dreyfus Socially Responsible Growth Fund, Inc.		Dreyfus Investment Portfolios-Emerging Markets Portfolio		MFS® New Discovery Series		MFS® Investors Growth Stock Series		MFS® Investors Trust Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	1,791	$11,458	1,244	$12,324	5,727	$45,821	11,735	$68,549	3,643	$27,500
Units Redeemed	(877)	(5,612)	(298)	(2,951)	(1,009)	(8,069)	(1,607)	(9,387)	(1,066)	(8,046)
Units Exchanged	636	4,068	(59)	(580)	5,458	43,674	(348)	(2,034)	106	801

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	1,550	$9,913	887	$8,792	10,176	$81,426	9,780	$57,127	2,683	$20,255

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002
	MFS® Variable Insurance Trust (continued)		Rydex Variable Trust		Alliance Variable Products Series Fund, Inc.
	MFS® Utilities Series		OTC Fund		Premier Growth Portfolio		Growth and Income Portfolio		Quasar Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	11,090	$72,607	6,706	$25,443	5,559	$33,775	29,837	$291,242	2,871	$19,059
Units Redeemed	(2,969)	(19,437)	(1,013)	(3,845)	(1,750)	(10,635)	(4,879)	(47,626)	(662)	(4,394)
Units Exchanged	(1,269)	(8,307)	(63)	(238)	(368)	(2,236)	8,573	83,681	(3)	(18)

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	6,852	$44,863	5,630	$21,361	3,441	$20,905	33,531	$327,297	2,206	$14,647

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	AIM Variable Insurance Funds
	AIM V. I. Capital Appreciation Fund		AIM V. I. Growth Fund		AIM V. I. Premier Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	6,894	$37,507	13,995	$68,222	15,141	$115,742
Units Redeemed	(2,864)	(15,583)	(3,251)	(15,849)	(3,215)	(24,579)
Units Exchanged	(984)	(5,353)	799	3,894	1,371	10,480

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	3,046	$16,571	11,543	$56,268	13,297	$101,642

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	537	$6,011	9,830	$114,475	7,089	$72,862	15,457	$175,663
Units Redeemed	(215)	(2,407)	(1,498)	(17,439)	(915)	(9,413)	(1,933)	(21,969)
Units Exchanged	146	1,627	2,307	26,864	355	3,650	9,455	107,452

Net increase (decrease) from capital transactions with policyholders during the six months period ended June 30, 2002	468	$5,230	10,639	$123,900	6,529	$67,100	22,979	$261,145

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	327	$3,178	9,986	$100,307	1,079	$11,813	10	$98
Units Redeemed	(38)	(368)	(9,953)	(99,976)	(50)	(548)	(1)	(6)
Units Exchanged	—	—	(23)	(230)	7	78	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	289	$2,810	10	$100	1,036	$11,343	9	$92

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	167	$1,652	282	$2,772	1,357	$13,907	3,347	$35,794
Units Redeemed	(32)	(317)	(41)	(406)	(58)	(594)	(88)	(942)
Units Exchanged	—	—	—	—	—	—	7	76

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	135	$1,335	241	$2,366	1,299	$13,314	3,266	$34,928

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund — Service Class 2				Variable Insurance Products Fund II — Service Class 2
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio		Growth Portfolio		Contrafund® Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	709	$7,175	1,837	$18,938	41	$425	6,466	$63,277	391	$4,096
Units Redeemed	(65)	(657)	(63)	(650)	(9)	(92)	(26)	(251)	(15)	(161)
Units Exchanged	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	644	$6,517	1,774	$18,288	32	$333	6,440	$63,027	376	$3,935

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Variable Insurance Products Fund III — Service Class 2				Federated Insurance Series		Federated Insurance Series — Service Shares
	Mid Cap Portfolio		Growth & Income Portfolio		International Small Company Fund II		High Income Bond Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	286	$3,024	121	$1,195	57	$594	100	$1,021
Units Redeemed	(28)	(300)	(23)	(224)	(2)	(23)	(4)	(44)
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	258	$2,724	98	$971	55	$571	96	$978

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio		Capital Appreciation Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	248	$2,428	313	$2,749	44	$435	10	$95
Units Redeemed	(15)	(145)	(22)	(197)	(16)	(159)	(3)	(28)
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	233	$2,283	291	$2,552	28	$276	7	$67

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Janus Aspen Series — Service Shares (continued)
	Worldwide Growth Portfolio		International Growth Portfolio		Balanced Portfolio		Growth Portoflio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units::
Units Purchased	1,140	$11,671	2,218	$23,081	1,061	$10,841	10	$95
Units Redeemed	(31)	(313)	(38)	(392)	(45)	(456)	(3)	(28)
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	1,109	$11,358	2,180	$22,689	1,016	$10,385	7	$67

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Dreyfus				MFS® Variable Insurance Trust
	The Dreyfus Socially Responsible Growth Fund, Inc.		Dreyfus Investment Portfolios-Emerging Markets Portfolio		MFS® New Discovery Series		MFS® Investors Growth Stock Series		MFS® Utilities Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	165	$1,552	169	$1,896	2,537	$24,623	454	$4,530	83	$777
Units Redeemed	(10)	(93)	(23)	(257)	(35)	(340)	(21)	(207)	(4)	(39)
Units Exchanged	—	—	—	—	—	—	—	—	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	155	$1,459	146	$1,639	2,502	$24,283	433	$4,323	79	$739

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Alliance Variable Products Series Fund, Inc.				AIM Variable Insurance Funds
	Premier Growth Portfolio		Growth and Income Portfolio		AIM V. I. Capital Appreciation Fund		AIM V. I. Growth Fund		AIM V. I. Premier Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	49	$467	8,571	$89,028	292	$2,904	127	$1,186	194	$1,801
Units Redeemed	(8)	(73)	(82)	(847)	(28)	(278)	(17)	(155)	(17)	(162)
Units Exchanged	—	—	7	76	—	—	—	—	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	41	$395	8,496	$88,257	264	$2,626	110	$1,031	177	$1,639

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type III Units:
Units Purchased	7	$71	8	$79	4,172	$42,006	17,201	$172,768
Units Redeemed	(2)	(18)	(3)	(31)	(15)	(156)	(78)	(780)
Units Exchanged	—	—	—	—	—	—	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	5	$53	5	$48	4,157	$41,851	17,123	$171,988

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

(6)  Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the six months ended June 30, 2002, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	90,016	$42.64	$3,838	0.70%	0.00%	(13.65)%
Money Market Fund	156,069	19.40	3,028	0.70%	0.78%	0.42%
Total Return Fund	30,503	38.06	1,161	0.70%	0.00%	(5.23)%
International Equity Fund	9,547	12.48	119	0.70%	0.00%	(4.32)%
Real Estate Securities Fund	23,403	23.66	554	0.70%	0.00%	6.94%
Global Income Fund	5,053	11.12	56	0.70%	0.00%	8.50%
Mid-Cap Value Equity Fund	20,411	17.36	354	0.70%	0.00%	(0.41)%
Income Fund	35,176	12.76	449	0.70%	0.00%	3.56%
U.S. Equity Fund	7,645	10.15	78	0.70%	0.00%	(11.08)%
Premier Growth Equity Fund	20,807	8.85	184	0.70%	0.00%	(11.70)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	20,732	26.76	555	0.70%	7.60%	2.02%
Capital Appreciation Fund/VA	59,909	50.57	3,030	0.70%	0.54%	(19.47)%
Aggressive Growth Fund/VA	66,628	41.08	2,737	0.70%	0.60%	(17.53)%
High Income Fund/VA	51,050	32.97	1,683	0.70%	10.09%	(3.90)%
Multiple Strategies Fund/VA	25,212	34.53	871	0.70%	4.21%	(7.32)%
Variable Insurance Products Fund:
Equity-Income Portfolio	133,391	44.75	5,969	0.70%	1.73%	(6.48)%
Growth Portfolio	106,372	47.22	5,023	0.70%	0.22%	(19.53)%
Overseas Portfolio	67,011	23.30	1,561	0.70%	0.73%	(2.83)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	129,705	26.63	3,454	0.70%	3.74%	(8.69)%
Contrafund® Portfolio	113,389	26.41	2,995	0.70%	0.78%	(1.13)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	27,715	12.90	358	0.70%	1.21%	(14.15)%
Growth Opportunities Portfolio	13,060	9.56	125	0.70%	0.98%	(13.53)%
Federated Insurance Series:
American Leaders Fund II	20,675	15.83	327	0.70%	1.09%	(9.30)%
High Income Bond Fund II	16,821	14.19	239	0.70%	9.99%	(1.67)%
Utility Fund II	13,756	13.09	180	0.70%	4.87%	(13.53)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:	Units	Unit Value	000s
The Alger American Fund:
Alger American Small Capitalization Portfolio	101,389	$7.59	$770	0.70%	0.00%	(14.56)%
Alger American Growth Portfolio	95,211	15.96	1,520	0.70%	0.04%	(18.66)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	18,993	14.52	276	0.70%	0.00%	(16.77)%
PBHG Growth II Portfolio	20,991	9.19	193	0.70%	0.00%	(16.92)%
Janus Aspen Series:
Aggressive Growth Portfolio	114,007	16.95	1,932	0.70%	0.00%	(19.52)%
Growth Portfolio	138,336	18.62	2,576	0.70%	0.00%	(15.88)%
Worldwide Growth Portfolio	175,308	22.33	3,915	0.70%	0.35%	(13.33)%
Balanced Portfolio	86,891	22.14	1,924	0.70%	1.15%	(3.52)%
Flexible Income Portfolio	10,796	16.04	173	0.70%	2.79%	2.82%
International Growth Portfolio	52,453	16.21	850	0.70%	0.44%	(12.33)%
Capital Appreciation Portfolio	23,417	19.19	449	0.70%	0.36%	(7.22)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	6,091	7.66	47	0.70%	0.00%	(19.25)%
Global Technology Portfolio	10,904	2.98	32	0.70%	0.00%	(29.90)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	4,224	7.57	32	0.70%	0.00%	(4.51)%
Mid Cap Value Fund	46,215	13.01	601	0.70%	0.00%	6.28%
Salomon Brothers Variable Series Fund Inc:
Strategic Bond Fund	9,888	11.75	116	0.70%	0.27%	1.63%
Investors Fund	23,504	12.76	300	0.70%	0.00%	(13.04)%
Total Return Fund	5,720	10.79	62	0.70%	0.01%	(4.37)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	165,440	$42.64	$7,054	0.70%	0.00%	(13.65)%
Money Market Fund	412,476	19.40	8,002	0.70%	0.77%	0.42%
Total Return Fund	16,147	38.06	615	0.70%	0.00%	(5.23)%
International Equity Fund	27,683	12.48	345	0.70%	0.00%	(4.32)%
Real Estate Securities Fund	24,687	23.66	584	0.70%	0.00%	6.94%
Global Income Fund	11,601	11.12	129	0.70%	0.00%	8.50%
Mid-Cap Value Equity Fund	70,040	17.36	1,216	0.70%	0.00%	(0.41)%
Income Fund	37,410	12.76	477	0.70%	0.00%	3.56%
U.S. Equity Fund	94,069	10.15	955	0.70%	0.00%	(11.08)%
Premier Growth Equity Fund	90,846	8.85	804	0.70%	0.00%	(11.70)%
Value Equity Fund	12,297	8.26	102	0.70%	0.00%	(8.53)%
Small-Cap Value Equity Fund	19,041	11.95	228	0.70%	0.00%	(0.26)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	21,043	26.76	563	0.70%	7.48%	2.02%
Capital Appreciation Fund/VA	29,149	50.57	1,474	0.70%	0.54%	(19.47)%
Aggressive Growth Fund/VA	20,982	41.08	862	0.70%	0.62%	(17.53)%
High Income Fund/VA	34,195	32.97	1,127	0.70%	10.03%	(3.90)%
Multiple Strategies Fund/VA	12,885	34.53	445	0.70%	0.58%	(7.52)%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	29,775	7.76	231	0.70%	0.46%	(7.56)%
Main Street Growth & Income Fund/VA	38,360	7.41	284	0.70%	0.58%	(7.52)%
Variable Insurance Products Fund:
Equity-Income Portfolio	27,822	44.75	1,245	0.70%	1.71%	(6.48)%
Growth Portfolio	34,532	47.22	1,631	0.70%	0.22%	(19.53)%
Overseas Portfolio	7,934	23.30	185	0.70%	0.68%	(2.83)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	48,256	9.12	440	0.70%	1.35%	(6.57)%
Growth Portfolio	94,448	5.73	541	0.70%	0.11%	(19.64)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	8,844	26.63	236	0.70%	3.72%	(8.69)%
Contrafund® Portfolio	116,683	26.41	3,082	0.70%	0.76%	(1.13)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002
	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:	Units	Unit Value	000s
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	39,664	$8.00	$317	0.70%	0.60%	(1.28)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	81,417	12.90	1,050	0.70%	0.00%	(14.15)%
Growth Opportunities Portfolio	23,721	9.56	227	0.70%	1.01%	(13.53)%
Variable Insurance Products Fund III — Service Class 2:
Mid Cap Portfolio	33,325	9.41	314	0.70%	0.53%	(1.67)%
Growth & Income Portfolio	18,529	7.36	136	0.70%	1.23%	(14.35)%
Federated Insurance Series:
American Leaders Fund II	26,772	15.83	424	0.70%	1.00%	(9.30)%
High Income Bond Fund II	18,623	14.19	264	0.70%	9.61%	(1.67)%
Utility Fund II	16,815	13.09	220	0.70%	4.96%	(13.53)%
International Small Company Fund II	3,792	5.83	22	0.70%	0.00%	(2.68)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	6,799	9.18	62	0.70%	8.41%	(1.82)%
The Alger American Fund:
Alger American Small Capitalization Portfolio	83,466	7.59	634	0.70%	0.00%	(14.56)%
Alger American Growth Portfolio	118,126	15.96	1,885	0.70%	0.03%	(18.66)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	29,835	14.52	433	0.70%	0.00%	(16.77)%
PBHG Growth II Portfolio	49,573	9.19	456	0.70%	0.00%	(16.92)%
Janus Aspen Series:
Aggressive Growth Portfolio	115,196	16.95	1,953	0.70%	0.00%	(19.52)%
Growth Portfolio	139,486	18.62	2,597	0.70%	0.00%	(15.88)%
Worldwide Growth Portfolio	147,364	22.33	3,291	0.70%	0.37%	(13.33)%
Balanced Portfolio	152,450	22.14	3,375	0.70%	1.12%	(3.52)%
Flexible Income Portfolio	23,619	16.04	379	0.70%	2.57%	2.82%
International Growth Portfolio	100,472	16.21	1,629	0.70%	0.43%	(12.33)%
Capital Appreciation Portfolio	120,973	19.19	2,321	0.70%	0.35%	(7.22)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	15,553	7.66	119	0.70%	0.00%	(19.25)%
Global Technology Portfolio	26,545	2.98	79	0.70%	0.00%	(29.90)%
Aggressive Growth Portfolio	48,451	3.30	160	0.70%	0.00%	(19.61)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002
	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:	Units	Unit Value	000s
Capital Appreciation Portfolio	26,501	$5.92	$157	0.70%	0.23%	(7.37)%
Worldwide Growth Portfolio	42,404	5.78	245	0.70%	0.35%	(13.47)%
International Growth Portfolio	21,382	5.79	124	0.70%	0.38%	(12.46)%
Balanced Portfolio	106,858	8.86	947	0.70%	1.16%	(3.68)%
Growth Portfolio	27,390	5.19	142	0.70%	0.00%	(15.98)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	15,346	7.57	116	0.70%	0.00%	(4.51)%
Mid Cap Value Fund	92,834	13.01	1,208	0.70%	0.00%	6.28%
Salomon Brothers Variable Series Fund Inc:
Strategic Bond Fund	26,429	11.75	311	0.70%	0.28%	1.63%
Investors Fund	34,122	12.76	435	0.70%	0.00%	(13.04)%
Total Return Fund	5,871	10.79	63	0.70%	0.01%	(4.37)%
Dreyfus:
The Dreyfus Socially Responsible Growth Fund, Inc.	5,523	5.54	31	0.70%	0.01%	(17.42)%
Dreyfus Investment Portfolios-Emerging Markets Portfolio	1,793	9.40	17	0.70%	0.00%	6.07%
MFS® Variable Insurance Trust:
MFS® New Discovery Series	18,074	6.83	123	0.70%	0.00%	(19.40)%
MFS® Investors Growth Stock Series	21,163	5.31	112	0.70%	0.00%	(18.28)%
MFS® Investors Trust Series	11,680	7.07	83	0.70%	0.41%	(12.58)%
MFS® Utilities Series	32,764	5.82	191	0.70%	2.25%	(20.34)%
Rydex Variable Trust:
OTC Fund	10,658	2.74	29	0.70%	0.00%	(34.35)%
Alliance Variable Products Series Fund, Inc.:
Premier Growth Portfolio	19,782	5.53	109	0.70%	0.00%	(21.59)%
Growth and Income Portfolio	76,142	8.77	668	0.70%	0.60%	(13.65)%
Quasar Portfolio	5,498	6.00	33	0.70%	0.00%	(17.22)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	19,549	5.06	99	0.70%	0.00%	(14.48)%
AIM V.I. Growth Fund	27,840	4.03	112	0.70%	0.00%	(20.92)%
AIM V.I. Premier Equity Fund	32,625	6.22	203	0.70%	0.00%	(21.47)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	1,191	11.37	14	0.70%	1.86%	2.85%
Long-Term U.S. Government Portfolio	19,321	11.93	230	0.70%	1.84%	5.01%
High Yield Portfolio	11,331	9.50	108	0.70%	3.19%	(4.61)%
Total Return Portfolio	33,176	11.49	381	0.70%	1.56%	2.96%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
GE Investments Funds, Inc.:
S&P 500® Index Fund	289	$9.12	$3	0.70%	0.00%	(13.36)%
Money Market Fund	10	10.06	1	0.70%	0.77%	0.77%
Mid-Cap Value Equity Fund	1,036	10.21	11	0.70%	0.00%	(0.06)%
Income Fund	9	10.17	1	0.70%	0.00%	3.92%
U.S. Equity Fund	135	9.29	1	0.70%	0.00%	(10.77)%
Premier Growth Equity Fund	241	9.16	2	0.70%	0.00%	(11.39)%
Value Equity Fund	1,299	9.48	12	0.70%	0.00%	(8.21)%
Small-Cap Value Equity Fund	3,266	10.24	33	0.70%	0.00%	0.42%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	644	9.73	6	0.70%	0.00%	(7.24)%
Main Street Growth & Income Fund/VA	1,774	9.65	17	0.70%	0.00%	(7.20)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	32	9.86	1	0.70%	0.00%	(6.24)%
Growth Portfolio	6,440	8.51	55	0.70%	0.00%	(19.36)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	376	10.13	4	0.70%	0.00%	(0.94)%
Variable Insurance Products Fund III — Service Class 2:
Mid Cap Portfolio	258	10.04	3	0.70%	0.00%	(1.33)%
Growth & Income Portfolio	98	9.09	1	0.70%	0.00%	(14.05)%
Federated Insurance Series:
International Small Company Fund II	55	9.98	1	0.70%	0.00%	(2.34)%
Federated Insurance Series — Service Shares:
High Income Bond Fund II	96	9.75	1	0.70%	0.00%	(1.48)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	233	8.66	2	0.70%	0.00%	(18.97)%
Global Technology Portfolio	291	7.69	2	0.70%	0.00%	(29.66)%
Aggressive Growth Portfolio	28	9.16	1	0.70%	0.00%	(19.33)%
Capital Appreciation Portfolio	7	9.87	1	0.70%	0.12%	(7.05)%
Worldwide Growth Portfolio	1,109	9.45	10	0.70%	0.71%	(13.17)%
International Growth Portfolio	2,180	9.61	21	0.70%	0.67%	(12.16)%
Balanced Portfolio	1,016	9.86	10	0.70%	1.97%	(3.34)%
Growth Portfolio	7	9.01	1	0.70%	0.00%	(15.69)%

GE LIFE & ANNUITY SEPARATE ACCOUNT II

Notes to Financial Statements — Continued
June 30, 2002

	Six months ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type III:	Units	Unit Value	000s
Dreyfus:
The Dreyfus Socially Responsible Growth Fund, Inc.	155	$8.72	$1	0.70%	0.00%	(17.13)%
Dreyfus Investment Portfolios-Emerging Markets Portfolio	146	10.39	2	0.70%	0.00%	6.43%
MFS® Variable Insurance Trust:
MFS® New Discovery Series	2,502	8.67	22	0.70%	0.00%	(19.12)%
MFS® Investors Growth Stock Series	433	8.84	4	0.70%	0.00%	(17.99)%
MFS® Utilities Series	79	9.05	1	0.70%	0.00%	(20.07)%
Alliance Variable Products Series Fund, Inc.:
Premier Growth Portfolio	41	8.78	1	0.70%	0.00%	(21.32)%
Growth and Income Portfolio	8,496	9.32	79	0.70%	0.76%	(13.36)%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	264	9.04	2	0.70%	0.00%	(14.18)%
AIM V.I. Growth Fund	110	8.54	1	0.70%	0.00%	(20.65)%
AIM V.I. Premier Equity Fund	177	8.58	2	0.70%	0.00%	(21.20)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	5	10.20	1	0.70%	1.86%	3.21%
Long-Term U.S. Government Portfolio	5	10.22	1	0.70%	1.84%	5.37%
High Yield Portfolio	4,157	9.55	40	0.70%	3.19%	(4.28)%
Total Return Portfolio	17,123	10.16	174	0.70%	1.56%	3.32%